Securities Available for Sale	12 Months Ended
Sep. 30, 2011
Securities Available for Sale [Abstract]
SECURITIES AVAILABLE FOR SALE

(2) SECURITIES AVAILABLE FOR SALE

The following tables present a summary of securities available for sale. Dollar amounts are expressed in thousands.

	September 30, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Corporate debt securities	$48,412	263	1,763	46,912
Trust preferred securities	24,942	254	—	25,196
Municipal securities	17	—	—	17

Total	$73,371	517	1,763	72,125

	September 30, 2010
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Corporate debt securities	$17,347	376	—	17,723
Trust preferred securities	10,084	282	20	10,346
Municipal securities	23	—	—	23

Total	$27,454	658	20	28,092

During the year ended September 30, 2011, the Company realized gross gains of $673,000 and no gross losses on the sale of securities available for sale. During the year ended September 30, 2010, the Company realized gross gains of $4.1 million and no gross losses on the sale of securities available for sale. During the year ended September 30, 2009, the Company realized gross gains of $4.6 million and no gross losses on the sale of securities available for sale.

The following table presents a summary of the fair value and gross unrealized losses of those securities available for sale which had unrealized losses at September 30, 2011. Dollar amounts are expressed in thousands.

	Less than 12 months		12 months or longer
	Estimated Fair Value	Gross unrealized Losses	Estimated fair value	Gross unrealized losses
Corporate debt securities	$28,346	1,763	$—	—

Management monitors the securities portfolio for impairment on an ongoing basis. This process involves monitoring market conditions and other relevant information, including external credit ratings, to determine whether or not a decline in value is other-than-temporary. During the quarter ended September 30, 2011, the Bank was notified that one holding in its trust preferred securities portfolio was being called in October 2011, prior to its original call date. Management determined that the security was other-than-temporarily impaired at September 30, 2011, and recognized a $640,000 impairment loss in earnings. There are no other securities held at September 30, 2011, for which the Company has taken an other-than-temporary impairment loss through earnings.

The scheduled maturities of securities available for sale at September 30, 2011, are presented in the following table. Dollar amounts are expressed in thousands.

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due in less than one year	$7,574	—	—	7,574
Due from one to five years	10,034	43	—	10,077
Due from five to ten years	38,389	220	1,763	36,846
Due after ten years	17,374	254	—	17,628

Total	$73,371	517	1,763	72,125

The principal balances of securities available for sale that are pledged to secure certain obligations of the Bank as of September 30 are as follows. Dollar amounts are expressed in thousands.

	September 30, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FRB advance commitments	$6,225	191	—	6,416

	September 30, 2010
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FRB advance commitments	$6,002	475	—	6,477